Loans - Breakdown of Group's Borrowings (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about loans [abstract]
Balance at beginning of the year	$ 335,078	$ 191,063	$ 154,345
Proceed from loans	97,351	39,673	54,719
Payments of loans	(93,456)	(55,734)	(36,346)
Payments of interest	(41,606)	(26,275)	(17,912)
Accrued interest	44,570	27,998	17,995
Net exchange differences and translation	185,420	160,016	21,465
Result from net monetary position	(597)	(1,663)
Reclassifications and other movements			(3,203)
Balance at the end of the year	$ 526,760	$ 335,078	$ 191,063